TAXES BASED ON INCOME (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Net operating loss and tax carryforwards
Tax credit carryforwards	$ 129.2	$ 118.0
Expiring between 2014 and 2016
Net operating loss and tax carryforwards
Tax credit carryforwards	3.4
No expiration date
Net operating loss and tax carryforwards
Tax credit carryforwards	8.5
Expiring between 2017 and 2021
Net operating loss and tax carryforwards
Tax credit carryforwards	87.2
Expiring after 2021
Net operating loss and tax carryforwards
Tax credit carryforwards	30.1
Foreign subsidiaries
Net operating loss and tax carryforwards
Net operating loss carryforwards of foreign subsidiaries	1,060.0	1,140.0
Expected period for certain indefinite-lived foreign net operating losses to be fully utilized	50 years
Foreign subsidiaries | No expiration date
Net operating loss and tax carryforwards
Net operating loss carryforwards of foreign subsidiaries	944.8
Foreign subsidiaries | Expiring between 2014 and 2017
Net operating loss and tax carryforwards
Net operating loss carryforwards of foreign subsidiaries	42.8
Foreign subsidiaries | Expiring after 2017
Net operating loss and tax carryforwards
Net operating loss carryforwards of foreign subsidiaries	$ 77.5